Common Shares (Details)	12 Months Ended
Jan. 31, 2021 shares
Number of Special Warrants
Warrants Outstanding, Beginning Balance
Issued	5,889,735
Exercised into 1.10 common shares and warrants	(300,000)
Warrants Outstanding, Ending Balance	5,589,735
Exercised Into Common Shares
Warrant Outstanding, Beginning Balance
Issued
Exercised into 1.10 common shares and warrants	330,000
Warrants Outstanding, Ending Balance	330,000
Exercised Into Warrants
Warrants Outstanding, Beginning Balance
Issued
Exercised into 1.10 common shares and warrants	330,000
Warrants Outstanding, Ending Balance	330,000